Schedule of Investments (unaudited) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 10.02%, 01/25/36(a)(b)	USD	1,000	$1,011,804
Golub Capital Partners CLO Ltd., Series 2023- 66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.82%, 04/25/36(a)(b)		1,000	1,013,943
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.77%, 04/20/36(a)(b)		1,000	1,013,776
Symphony CLO Ltd.(a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.52%, 04/24/36		1,000	1,019,326
Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.34%, 01/14/34		1,000	1,013,505
Unique Pub Finance Co. PLC(c)
Series 02, Class N, 6.46%, 03/30/32	GBP	100	131,617
Series 02-1, Class A4, 5.66%, 06/30/27		29	36,290
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.47%, 04/20/36(a)(b)	USD	1,000	1,022,331

Total Asset-Backed Securities — 1.2% (Cost: $6,182,802)			6,262,592

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(d)		141,483	28,297

Electrical Equipment — 0.0%
SunPower Corp.(d)		1,707	5,121

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(d)(e)(f)		7,288	—

Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $73,447)(d)(e)(f)		5,846	274,762

Financial Services(d) — 0.2%
NMG Parent LLC		1,477	136,622
Travelport Finance Luxembourg SARL(e)		228	730,086

			866,708
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $875,815)(d)(f)		28,198	239,683

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.(d)		1,664	17

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(d)(e)		1,075,282,733	10,753

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)		213	709

Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(e)		24,798	204,582

Total Common Stocks — 0.3% (Cost: $15,752,890)			1,630,632

Security		Par (000)	Value

Corporate Bonds

Aerospace & Defense(b) — 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29	USD	71	71,546
Bombardier, Inc.
7.88%, 04/15/27		6	6,004
6.00%, 02/15/28		206	202,637
7.50%, 02/01/29		18	18,535
8.75%, 11/15/30		118	125,998
7.25%, 07/01/31(g)		73	73,149
Castlelake Aviation Finance DAC, 5.00%, 04/15/27		9	8,668
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		200	198,984
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(h)		27	25,026
Spirit AeroSystems, Inc.
9.38%, 11/30/29		111	121,077
9.75%, 11/15/30		128	143,176
TransDigm, Inc.
6.75%, 08/15/28		540	547,127
6.38%, 03/01/29		659	661,052
7.13%, 12/01/31		201	207,142
6.63%, 03/01/32		663	669,823
Triumph Group, Inc., 9.00%, 03/15/28		239	251,962

			3,331,906
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		7	6,932

Automobile Components — 0.3%
Clarios Global LP, 6.75%, 05/15/25(b)		486	486,433
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27		624	624,944
6.75%, 05/15/28		205	207,794
Forvia SE, 3.75%, 06/15/28(c)	EUR	100	104,648
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	26	24,274
5.63%, 04/30/33		30	27,399
NM Holdings Co. LLC(e)
12.00%, 06/01/09		5,150	1
Series B, 9.50%, 07/01/05(d)(i)		5,125	1
Phinia, Inc., 6.75%, 04/15/29(b)(g)		38	38,366
Tenneco, Inc., 8.00%, 11/17/28(b)		77	70,258
Titan International, Inc., 7.00%, 04/30/28		7	6,907
ZF Finance GmbH, 5.75%, 08/03/26(c)	EUR	100	110,942

			1,701,967
Automobiles — 0.2%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	39	37,131
5.00%, 02/15/32(b)		73	66,141
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	100	128,397
Carvana Co.(b)(h)
(12.00% PIK), 12.00%, 12/01/28	USD	34	33,243
(13.00% PIK), 13.00%, 06/01/30		34	33,158
(14.00% PIK), 14.00%, 06/01/31		55	55,081
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		12	11,945
Ford Motor Co., 6.10%, 08/19/32		139	140,851

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD	39	$36,071
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		103	94,671
8.25%, 08/01/31		93	97,292
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		78	73,154
Wabash National Corp., 4.50%, 10/15/28(b)		70	64,193

			871,328
Banks — 0.1%
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(c)	EUR	100	108,694
Banco BPM SpA, (3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28(a)(c)		150	170,515
Banco Espirito Santo SA(d)(i)
2.63%, 05/08/17(c)		100	30,208
4.75%, 01/15/18		200	60,416
4.00%, 01/21/19		100	30,208
Barclays Bank PLC, 1.00%, 02/16/29(j)	USD	93	99,730
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		25	27,250
12.25%, 10/01/30		26	28,594
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)	EUR	100	108,721
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(k)	USD	69	70,016

			734,352
Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		38	37,212

Building Products(b) — 0.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		11	10,671
6.38%, 06/15/30		42	42,217
Builders FirstSource, Inc., 6.38%, 03/01/34		51	51,211
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		67	68,826
Foundation Building Materials, Inc., 6.00%, 03/01/29		24	22,070
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		27	26,819
SRS Distribution, Inc.
4.63%, 07/01/28		207	208,513
6.13%, 07/01/29		150	152,963
6.00%, 12/01/29		217	221,667
White Cap Buyer LLC, 6.88%, 10/15/28		742	727,789
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(h)		109	108,894

			1,641,640
Capital Markets — 0.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		47	48,655
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		55	55,522
Ares Capital Corp., 5.88%, 03/01/29		35	34,895
Aretec Group, Inc., 10.00%, 08/15/30(b)		25	27,307
Blackstone Private Credit Fund
3.25%, 03/15/27		24	22,150
6.25%, 01/25/31(b)		41	41,172
Blue Owl Capital Corp., 3.40%, 07/15/26		5	4,711
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		38	39,139
Blue Owl Credit Income Corp.
5.50%, 03/21/25		24	23,834
3.13%, 09/23/26		2	1,835

Security		Par (000)	Value

Capital Markets (continued)
Blue Owl Credit Income Corp. (continued)
7.75%, 09/16/27	USD	58	$59,418
6.65%, 03/15/31(b)		75	73,188
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		65	61,759
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		50	49,908
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		16	15,445
5.25%, 05/15/27		185	167,192
9.75%, 01/15/29(b)		77	80,373
4.38%, 02/01/29		55	46,893
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(j)		100	110,500
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(b)		43	45,611

			1,009,507
Chemicals — 0.6%
Chemours Co.
5.38%, 05/15/27		50	47,933
5.75%, 11/15/28(b)		103	94,976
4.63%, 11/15/29(b)		39	33,621
Element Solutions, Inc., 3.88%, 09/01/28(b)		498	456,840
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	174,542
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		184	181,516
INEOS Quattro Finance 2 PLC, Series APR, 8.50%, 03/15/29(c)(g)	EUR	100	112,470
Ingevity Corp., 3.88%, 11/01/28(b)	USD	23	20,773
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		86	73,400
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		42	37,819
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	52,588
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)	EUR	100	115,550
9.75%, 11/15/28(b)	USD	200	213,043
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,525
4.38%, 02/01/32		97	83,627
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		185	164,903
WR Grace Holdings LLC(b)
4.88%, 06/15/27		55	52,271
5.63%, 08/15/29		1,040	930,685
7.38%, 03/01/31		53	53,666

			2,904,748
Commercial Services & Supplies — 0.8%
ADT Security Corp.(b)
4.13%, 08/01/29		9	8,246
4.88%, 07/15/32		68	61,550
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		257	260,289
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		126	125,917
9.75%, 07/15/27		118	118,355
6.00%, 06/01/29		323	277,917
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		400	364,427
4.88%, 06/01/28(c)	GBP	100	113,625
AMN Healthcare, Inc., 4.00%, 04/15/29(b)	USD	28	25,146

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	67	$60,366
4.75%, 10/15/29		32	29,492
APX Group, Inc.(b)
6.75%, 02/15/27		64	64,261
5.75%, 07/15/29		86	82,689
Aramark Services, Inc., 5.00%, 02/01/28(b)		112	108,099
Champions Financing, Inc., 8.75%, 02/15/29(b)		289	302,770
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25		163	162,756
9.75%, 08/01/27		51	52,807
5.50%, 05/01/28		238	230,603
7.88%, 12/01/30		162	170,118
Garda World Security Corp.(b)
4.63%, 02/15/27		61	58,450
9.50%, 11/01/27		30	30,072
7.75%, 02/15/28		175	179,461
6.00%, 06/01/29		27	24,166
Herc Holdings, Inc., 5.50%, 07/15/27(b)		112	110,005
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		39	37,093
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		110	104,013
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		74	70,012
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		365	357,546
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		202	169,784
United Rentals North America, Inc., 6.13%, 03/15/34(b)		45	45,056
Williams Scotsman, Inc., 7.38%, 10/01/31(b)		63	65,479

			3,870,570
Communications Equipment(b) — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25		96	83,491
CommScope, Inc., 4.75%, 09/01/29		72	51,840
Viasat, Inc.
5.63%, 09/15/25		88	85,783
5.63%, 04/15/27		125	118,369
7.50%, 05/30/31		14	10,144
Viavi Solutions, Inc., 3.75%, 10/01/29		31	26,598

			376,225
Construction & Engineering(b) — 0.2%
Arcosa, Inc., 4.38%, 04/15/29		117	107,819
Brand Industrial Services, Inc., 10.38%, 08/01/30		624	675,582
Dycom Industries, Inc., 4.50%, 04/15/29		37	34,587
Pike Corp., 8.63%, 01/31/31		23	24,441

			842,429
Construction Materials — 0.4%
American Builders & Contractors Supply Co., Inc., Series A, 3.88%, 11/15/29(b)		10	8,989
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		104	101,555
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(b)		727	733,974
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)		20	18,310
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR	100	112,858
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28	USD	26	24,908
9.75%, 07/15/28		38	38,877
Resideo Funding, Inc., 4.00%, 09/01/29(b)		18	16,094

Security		Par (000)	Value

Construction Materials (continued)
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28	USD	119	$116,305
8.88%, 11/15/31		178	190,263
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	100	101,041
5.00%, 02/15/27(b)	USD	27	26,191
4.75%, 01/15/28(b)		12	11,453
4.38%, 07/15/30(b)		176	158,144
3.38%, 01/15/31(b)		34	28,508
Summit Materials LLC/Summit Materials Finance Corp.(b)
5.25%, 01/15/29		112	109,137
7.25%, 01/15/31		102	106,017

			1,902,624
Consumer Finance — 0.5%
Block, Inc., 2.75%, 06/01/26		175	164,585
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		36	37,464
Ford Motor Credit Co. LLC, 7.35%, 03/06/30		200	213,232
Global Payments, Inc., 1.50%, 03/01/31(b)(j)		142	150,094
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)		400	418,725
Navient Corp.
5.50%, 03/15/29		66	61,452
9.38%, 07/25/30		70	74,885
OneMain Finance Corp.
7.13%, 03/15/26		5	5,091
6.63%, 01/15/28		53	53,170
9.00%, 01/15/29		122	129,456
5.38%, 11/15/29		139	130,690
7.88%, 03/15/30		103	106,252
4.00%, 09/15/30		101	86,440
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		85	74,589
11.25%, 12/15/27		6	5,631
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		87	84,116
SLM Corp., 3.13%, 11/02/26		56	52,010
Verscend Escrow Corp., 9.75%, 08/15/26(b)		741	743,081
Worldline SA/France, 0.00%, 07/30/26(c)(j)(l)	EUR	11	10,928

			2,601,891
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
5.88%, 02/15/28	USD	89	88,114
6.50%, 02/15/28		20	20,212
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(c)	GBP	100	121,482
Market Bidco Finco PLC, 5.50%, 11/04/27(c)		100	114,919
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	74	67,815
Post Holdings, Inc.(b)
5.50%, 12/15/29		11	10,630
4.63%, 04/15/30		36	33,048
4.50%, 09/15/31		28	25,186
6.25%, 02/15/32		70	70,510
U.S. Foods, Inc.(b)
4.63%, 06/01/30		13	12,060
7.25%, 01/15/32		60	62,444
United Natural Foods, Inc., 6.75%, 10/15/28(b)		26	21,595
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44		24	20,188
4.10%, 04/15/50		38	27,864

			696,067

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27	USD	200	$194,154
4.00%, 09/01/29		285	229,725
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)	EUR	100	92,781
4.13%, 08/15/26(b)	USD	200	180,943
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		76	75,939
8.75%, 04/15/30		209	205,351
LABL, Inc.(b)
6.75%, 07/15/26		17	16,795
5.88%, 11/01/28		68	62,533
9.50%, 11/01/28		117	118,352
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26		689	701,919
9.25%, 04/15/27		15	14,880
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27		10	10,006
7.25%, 05/15/31		42	42,777
Sealed Air Corp., 5.00%, 04/15/29(b)		15	14,398
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		27	28,807

			1,989,360
Diversified Consumer Services — 0.1%
Service Corp. International, 4.00%, 05/15/31		45	39,868
Sotheby’s, 7.38%, 10/15/27(b)		200	186,216
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		157	162,374

			388,458
Diversified REITs — 0.2%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		35	29,949
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		68	57,244
HAT Holdings I LLC/HAT Holdings II LLC(b)
3.38%, 06/15/26		59	55,572
8.00%, 06/15/27		54	56,306
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		77	70,322
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	107,681
4.63%, 08/01/29	USD	147	112,818
3.50%, 03/15/31		146	100,246
SBA Communications Corp.
3.13%, 02/01/29		294	259,457
3.88%, 02/15/27		27	25,679
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 06/15/25		147	144,746
4.63%, 12/01/29		77	72,821
4.13%, 08/15/30		78	70,926

			1,163,767
Diversified Telecommunication Services — 0.8%
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		12	11,618
5.00%, 05/01/28		21	19,492
8.75%, 05/15/30		550	562,772
8.63%, 03/15/31		98	100,090
Iliad Holding SASU(b)
6.50%, 10/15/26		220	217,939

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Iliad Holding SASU(b) (continued)
7.00%, 10/15/28	USD	200	$197,943
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		213	217,260
4.88%, 06/15/29		262	174,885
11.00%, 11/15/29		643	668,416
10.50%, 05/15/30		317	324,133
3.88%, 10/15/30		24	14,160
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		50	31,595
4.13%, 04/15/30		50	31,093
SoftBank Group Corp., 2.88%, 01/06/27(c)	EUR	100	102,086
Telecom Italia Capital SA
6.38%, 11/15/33	USD	34	32,166
6.00%, 09/30/34		151	138,113
7.20%, 07/18/36		28	27,331
7.72%, 06/04/38		101	101,172
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		363	376,332
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)		30	27,767
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		871	716,958
6.13%, 03/01/28		228	159,547

			4,252,868
Electric Utilities — 0.2%
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(k)		144	139,347
FirstEnergy Corp., 4.00%, 05/01/26(b)(j)		110	109,340
NextEra Energy Operating Partners LP(b)
3.88%, 10/15/26		17	15,854
7.25%, 01/15/29		43	43,996
Pacific Gas and Electric Co., 6.95%, 03/15/34		37	40,506
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		32	29,829
PG&E Corp., 4.25%, 12/01/27(b)(j)		111	111,500
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		34	36,358
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(a)(d)(e)(i)		2,375	—
TransAlta Corp., 7.75%, 11/15/29		17	17,671
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		41	40,371
5.00%, 07/31/27		5	4,842
7.75%, 10/15/31		126	131,957
6.95%, 10/15/33		55	58,705

			780,276
Electrical Equipment(b) — 0.0%
WESCO Distribution, Inc.
6.38%, 03/15/29		58	58,596
6.63%, 03/15/32		58	58,939

			117,535
Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		109	102,661
Sensata Technologies BV, 4.00%, 04/15/29		36	32,871
Sensata Technologies, Inc.
4.38%, 02/15/30		146	132,882
3.75%, 02/15/31		65	56,225

			324,639

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27	USD	225	$225,683
6.25%, 04/01/28		37	36,609
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)		200	208,000
Enerflex Ltd., 9.00%, 10/15/27(b)		83	85,280
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		133	135,472
Oceaneering International, Inc., 6.00%, 02/01/28		18	17,734
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		25	26,876
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		89	88,898
6.88%, 09/01/27		181	181,431
7.13%, 03/15/29(b)		106	107,320
Vallourec SACA, 8.50%, 06/30/26(c)	EUR	9	9,795
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	29	29,910
8.63%, 04/30/30		120	125,276

			1,278,284
Entertainment(b) — 0.1%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29		54	41,312
Live Nation Entertainment, Inc.
4.75%, 10/15/27		80	76,386
3.75%, 01/15/28		35	32,380
Odeon Finco PLC, 12.75%, 11/01/27		519	526,542

			676,620
Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		7	7,051
Covanta Holding Corp.
4.88%, 12/01/29(b)		43	38,539
5.00%, 09/01/30		21	18,507
GFL Environmental, Inc.(b)
4.00%, 08/01/28		8	7,374
4.75%, 06/15/29		164	154,232
4.38%, 08/15/29		44	40,536
6.75%, 01/15/31		155	158,846
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		328	323,040

			748,125
Financial Services — 0.3%
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)(g)		26	25,677
Enact Holdings, Inc., 6.50%, 08/15/25(b)		105	104,979
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		16	16,375
GGAM Finance Ltd.(b)
7.75%, 05/15/26		11	11,227
8.00%, 02/15/27		96	99,122
8.00%, 06/15/28		29	30,286
6.88%, 04/15/29		65	65,244
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		200	183,918
Macquarie Airfinance Holdings Ltd.(b)
8.38%, 05/01/28		28	29,679
6.40%, 03/26/29		15	15,237
8.13%, 03/30/29		69	72,976
6.50%, 03/26/31		40	40,713
MGIC Investment Corp., 5.25%, 08/15/28		29	28,170
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		322	315,111

Security		Par (000)	Value

Financial Services (continued)
Nationstar Mortgage Holdings, Inc.(b) (continued)
6.00%, 01/15/27	USD	54	$53,234
5.13%, 12/15/30		16	14,517
5.75%, 11/15/31		79	72,866
7.13%, 02/01/32		193	191,678
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		72	73,983
Rocket Mortgage LLC/Rocket Mortgage Co- Issuer, Inc.(b)
2.88%, 10/15/26		203	187,556
3.88%, 03/01/31		68	59,242
4.00%, 10/15/33		27	22,871

			1,714,661
Food Products — 0.2%
Aramark International Finance SARL, 3.13%, 04/01/25(c)	EUR	100	106,521
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28	USD	264	246,190
7.63%, 07/01/29		298	302,097
Darling Ingredients, Inc., 6.00%, 06/15/30(b)		76	75,316
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)		38	39,243
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		60	53,023

			822,390
Gas Utilities(b) — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28		76	78,699
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		29	26,439

			105,138
Ground Transportation(b) — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31		60	59,903
GN Bondco LLC, 9.50%, 10/15/31		82	81,853
RXO, Inc., 7.50%, 11/15/27		21	21,551
Uber Technologies, Inc.
7.50%, 09/15/27		28	28,672
6.25%, 01/15/28		201	201,822
4.50%, 08/15/29		491	465,870

			859,671
Health Care Equipment & Supplies(b) — 0.3%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28		486	502,845
Medline Borrower LP
3.88%, 04/01/29		157	142,902
5.25%, 10/01/29		765	723,054
Neogen Food Safety Corp., 8.63%, 07/20/30		64	68,944

			1,437,745
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		64	60,813
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		110	100,100
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27		206	202,852
3.13%, 02/15/29		25	23,890
3.50%, 04/01/30		86	81,907
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		76	69,950
6.00%, 01/15/29		180	157,248
5.25%, 05/15/30		215	175,314
4.75%, 02/15/31		127	98,012
Encompass Health Corp., 4.63%, 04/01/31		84	76,373

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	50	$51,614
HealthEquity, Inc., 4.50%, 10/01/29(b)		182	167,920
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		47	44,787
LifePoint Health, Inc.(b)
9.88%, 08/15/30		53	55,440
11.00%, 10/15/30		147	157,112
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		107	107,479
ModivCare, Inc., 5.88%, 11/15/25(b)		32	31,163
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		12	11,936
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		22	22,030
Star Parent, Inc., 9.00%, 10/01/30(b)		251	265,635
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		73	73,007
10.00%, 04/15/27		111	111,204
7.25%, 04/15/32(g)		155	156,204
Tenet Healthcare Corp.
6.13%, 06/15/30		41	40,906
6.75%, 05/15/31(b)		376	382,855

			2,725,751
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		688	629,258

Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		68	70,027
4.50%, 02/15/29		153	142,864
6.50%, 04/01/32		194	194,655
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	65,233
Service Properties Trust
7.50%, 09/15/25		23	23,310
8.63%, 11/15/31(b)		291	310,333

			806,422
Hotels, Restaurants & Leisure — 1.2%
Boyd Gaming Corp., 4.75%, 06/15/31(b)		44	40,434
Boyne USA, Inc., 4.75%, 05/15/29(b)		165	152,950
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		75	66,825
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		419	382,074
7.00%, 02/15/30		386	396,223
6.50%, 02/15/32		175	176,541
Carnival Corp.(b)
6.00%, 05/01/29		275	271,345
7.00%, 08/15/29		24	25,032
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		616	671,969
CCM Merger, Inc., Series 2020, 6.38%, 05/01/26(b)		26	25,976
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Series 2020, 6.50%, 10/01/28		19	19,065
Churchill Downs, Inc.(b)
5.50%, 04/01/27		137	134,471
4.75%, 01/15/28		47	44,742
5.75%, 04/01/30		231	222,985
6.75%, 05/01/31		98	98,547

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	135	$123,792
6.75%, 01/15/30		586	526,177
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		14	13,423
6.13%, 04/01/32(b)		50	50,213
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(b)		60	60,242
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		81	84,232
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		62	65,563
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		100	100,773
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.94%, 12/15/30(a)(c)	EUR	100	109,234
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)	USD	200	182,038
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		40	37,038
NCL Corp. Ltd.(b)
5.88%, 03/15/26		110	108,587
8.38%, 02/01/28		19	20,070
8.13%, 01/15/29		31	32,804
7.75%, 02/15/29		51	52,952
NCL Finance Ltd., 6.13%, 03/15/28(b)		46	45,426
Ontario Gaming GTA LP, 8.00%, 08/01/30(b)		41	42,229
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	25,957
5.88%, 09/01/31		37	27,049
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		36	38,907
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		39	37,515
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		24	23,161
5.38%, 07/15/27		25	24,647
5.50%, 04/01/28		40	39,536
8.25%, 01/15/29		62	65,577
7.25%, 01/15/30		48	49,871
6.25%, 03/15/32		87	87,693
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		69	66,705
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		257	260,369
Station Casinos LLC(b)
4.50%, 02/15/28		69	65,000
4.63%, 12/01/31		31	27,863
6.63%, 03/15/32		53	53,539
Viking Cruises Ltd.(b)
5.88%, 09/15/27		58	56,905
7.00%, 02/15/29		13	13,056
9.13%, 07/15/31		215	235,126
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		27	26,276
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		44	40,903
Wynn Macau Ltd., 5.63%, 08/26/28(b)		200	189,375

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29	USD	202	$191,365
7.13%, 02/15/31		140	144,885

			6,175,252
Household Durables(b) — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30		46	42,029
Series B, 4.63%, 08/01/29		32	29,517
Beazer Homes USA, Inc., 7.50%, 03/15/31		22	22,218
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29		67	60,778
4.88%, 02/15/30		56	50,228
Dream Finders Homes, Inc., 8.25%, 08/15/28		30	31,317
LGI Homes, Inc., 8.75%, 12/15/28		33	34,819
Mattamy Group Corp., 4.63%, 03/01/30		72	65,321
New Home Co., Inc.
8.25%, 10/15/27		4	4,446
9.25%, 10/01/29(g)		56	56,280
STL Holding Co. LLC, 8.75%, 02/15/29		31	31,815
SWF Escrow Issuer Corp., 6.50%, 10/01/29		724	535,436
Taylor Morrison Communities, Inc., 5.13%, 08/01/30		20	19,099
Tempur Sealy International, Inc.
4.00%, 04/15/29		89	80,768
3.88%, 10/15/31		23	19,532

			1,083,603
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		43	38,575
4.13%, 04/30/31(b)		55	48,478
Spectrum Brands, Inc., 3.88%, 03/15/31(b)		44	42,384

			129,437
Independent Power and Renewable Electricity Producers(b) — 0.1%
Alexander Funding Trust II, 7.47%, 07/31/28		100	105,730
Calpine Corp.
4.63%, 02/01/29		99	91,626
5.00%, 02/01/31		25	22,932
Clearway Energy Operating LLC
4.75%, 03/15/28		18	17,110
3.75%, 01/15/32		97	81,546
NextEra Energy Partners LP(j)
0.00%, 11/15/25(l)		51	45,263
2.50%, 06/15/26		51	45,898
NRG Energy, Inc., 7.00%, 03/15/33		50	53,353

			463,458
Insurance(b) — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27		285	268,316
6.75%, 10/15/27		782	770,445
6.75%, 04/15/28		109	109,769
5.88%, 11/01/29		431	400,394
7.00%, 01/15/31		269	271,695
AmWINS Group, Inc.
6.38%, 02/15/29		36	36,194
4.88%, 06/30/29		88	82,138
Ardonagh Finco Ltd., 7.75%, 02/15/31		200	199,097

Security		Par (000)	Value

Insurance (continued)
Ardonagh Group Finance Ltd., 8.88%, 02/15/32	USD	200	$197,465
AssuredPartners, Inc., 7.50%, 02/15/32		99	97,283
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/31		441	442,666
8.13%, 02/15/32		245	247,079
HUB International Ltd.
7.25%, 06/15/30		847	870,459
7.38%, 01/31/32		1,039	1,045,997
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	141,764
10.50%, 12/15/30		83	87,584
NFP Corp.
4.88%, 08/15/28		81	81,183
6.88%, 08/15/28		386	390,927
8.50%, 10/01/31		6	6,603
Panther Escrow Issuer LLC, 7.13%, 06/01/31(g)		704	715,764
USI, Inc./New York, 7.50%, 01/15/32		119	119,219

			6,582,041
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		200	181,728
iliad SA(c)
5.38%, 06/14/27	EUR	100	109,902
5.63%, 02/15/30		100	110,733

			402,363
Internet Software & Services(b) — 0.0%
ANGI Group LLC, 3.88%, 08/15/28	USD	80	69,441
Lyft, Inc., 0.63%, 03/01/29(j)		41	47,893
Match Group Holdings II LLC, 3.63%, 10/01/31		53	45,037

			162,371
IT Services — 0.5%
CA Magnum Holdings, 5.38%, 10/31/26(b)		201	192,960
Camelot Finance SA, 4.50%, 11/01/26(b)		136	130,853
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc., 8.00%, 06/15/29(b)		302	313,064
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		170	173,537
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,272,291
KBR, Inc., 4.75%, 09/30/28(b)		75	68,967
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/28(b)		31	33,555
Twilio, Inc.
3.63%, 03/15/29		52	46,770
3.88%, 03/15/31		129	112,616
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		231	207,940

			2,552,553
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28(b)		4	4,145
Amer Sports Co., 6.75%, 02/16/31(b)		77	76,408
Mattel, Inc., 6.20%, 10/01/40		34	33,957

			114,510
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28(b)		35	32,081
Chart Industries, Inc.(b)
7.50%, 01/01/30		224	232,612
9.50%, 01/01/31		42	45,737
Esab Corp., 6.25%, 04/15/29(b)(g)		66	66,309

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)	USD	263	$262,363
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		35	25,981
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		126	126,212
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		512	529,469
Madison IAQ LLC, 5.88%, 06/30/29(b)		1,162	1,063,090
OT Merger Corp., 7.88%, 10/15/29(b)		37	26,420
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		39	35,709
Terex Corp., 5.00%, 05/15/29(b)		67	63,254
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		189	188,775
TK Elevator Holdco GmbH
6.63%, 07/15/28(c)	EUR	90	93,941
7.63%, 07/15/28(b)	USD	200	196,086
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	200	207,413
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b) .	USD	312	301,420
Vertiv Group Corp., 4.13%, 11/15/28(b)		781	726,675

			4,223,547
Media — 1.2%
Adelphia Communications Corp., 10.50%, 12/31/49(d)(e)(i)		400	—
Altice Financing SA(b)
9.63%, 07/15/27		200	191,298
5.75%, 08/15/29		236	189,093
Cable One, Inc.
0.00%, 03/15/26(j)(l)		28	24,388
1.13%, 03/15/28(j)		66	49,540
4.00%, 11/15/30(b)		57	44,484
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.00%, 02/01/28		28	26,065
6.38%, 09/01/29		385	365,243
4.50%, 08/15/30		22	18,437
7.38%, 03/01/31		662	649,212
4.25%, 01/15/34		152	114,738
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		113	106,518
7.75%, 04/15/28		168	147,134
9.00%, 09/15/28		348	362,482
7.50%, 06/01/29		47	38,871
7.88%, 04/01/30		210	208,773
CMG Media Corp., 8.88%, 12/15/27(b)		79	52,354
CSC Holdings LLC(b)
5.50%, 04/15/27		200	178,943
11.25%, 05/15/28		200	198,189
11.75%, 01/31/29		400	400,624
4.50%, 11/15/31		216	152,921
Directv Financing LLC/Directv Financing Co- Obligor, Inc., 5.88%, 08/15/27(b)		193	182,585
DISH DBS Corp., 5.25%, 12/01/26(b)		188	148,033
DISH Network Corp., 11.75%, 11/15/27(b)		315	321,593
GCI LLC, 4.75%, 10/15/28(b)		35	32,092
Gray Television, Inc.(b)
5.88%, 07/15/26		61	59,407
7.00%, 05/15/27		112	104,163
Hughes Satellite Systems Corp., 5.25%, 08/01/26		29	24,136
Lamar Media Corp., 4.00%, 02/15/30		15	13,633

Security		Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	USD	180	$168,933
Nexstar Media, Inc., 5.63%, 07/15/27(b)		20	19,186
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		108	103,946
4.25%, 01/15/29		76	68,854
4.63%, 03/15/30		22	19,730
7.38%, 02/15/31		75	78,557
Pinewood Finco PLC, 6.00%, 03/27/30(c)(g)	GBP	100	126,215
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	728	578,871
6.50%, 09/15/28		114	54,371
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		11	10,304
5.00%, 08/01/27		92	88,512
4.00%, 07/15/28		53	48,488
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	29,059
Univision Communications, Inc.(b)
6.63%, 06/01/27		107	104,650
8.00%, 08/15/28		283	288,309
7.38%, 06/30/30		35	34,609
Videotron Ltd., 3.63%, 06/15/29(b)		22	19,885

			6,247,428
Metals & Mining — 0.5%
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		46	48,295
11.50%, 10/01/31		219	243,914
ATI, Inc.
5.88%, 12/01/27		30	29,539
4.88%, 10/01/29		32	30,112
7.25%, 08/15/30		113	116,799
5.13%, 10/01/31		88	81,525
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		308	309,732
Carpenter Technology Corp.
6.38%, 07/15/28		11	10,981
7.63%, 03/15/30		65	67,057
Constellium SE
4.25%, 02/15/26(c)	EUR	100	107,457
3.75%, 04/15/29(b)	USD	250	224,924
ERO Copper Corp., 6.50%, 02/15/30(b)		78	74,003
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		200	207,476
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		55	51,609
4.50%, 06/01/31		199	176,061
Mineral Resources Ltd., 9.25%, 10/01/28(b)		10	10,532
New Gold, Inc., 7.50%, 07/15/27(b)		147	147,332
Novelis Corp.(b)
3.25%, 11/15/26		217	202,196
4.75%, 01/30/30		300	276,787
3.88%, 08/15/31		96	82,465
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	100	101,423

			2,600,219
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29	USD	22	19,999
Starwood Property Trust, Inc.
4.38%, 01/15/27		13	12,228
7.25%, 04/01/29		43	43,342

			75,569

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Office REITs — 0.0%
Highwoods Realty LP, 7.65%, 02/01/34	USD	15	$16,359

Oil, Gas & Consumable Fuels — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		136	137,569
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		16	15,800
5.38%, 06/15/29		66	63,470
6.63%, 02/01/32		75	75,327
Apache Corp., 5.35%, 07/01/49		11	9,298
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		109	137,182
8.25%, 12/31/28		201	206,484
Series B, 5.88%, 06/30/29		113	107,738
Baytex Energy Corp., 8.50%, 04/30/30(b)		75	78,314
Buckeye Partners LP
5.85%, 11/15/43		16	13,632
5.60%, 10/15/44		1	799
Callon Petroleum Co., 7.50%, 06/15/30(b)		185	195,638
Chesapeake Energy Corp., 6.75%, 04/15/29(b)		74	74,793
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		163	162,797
8.38%, 01/15/29		130	136,583
Civitas Resources, Inc.(b)
8.38%, 07/01/28		161	169,487
8.63%, 11/01/30		72	77,312
8.75%, 07/01/31		174	186,190
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	28,521
CNX Resources Corp., 7.38%, 01/15/31(b)		32	32,590
Comstock Resources, Inc.(b)
6.75%, 03/01/29		328	312,795
5.88%, 01/15/30		33	29,885
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	236,279
Crescent Energy Finance LLC(b)
9.25%, 02/15/28		158	166,830
7.63%, 04/01/32		149	150,148
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		57	60,158
DT Midstream, Inc., 4.38%, 06/15/31(b)		79	71,544
Enbridge, Inc., (5-year CMT + 4.43%), 8.50%, 01/15/84(a)		50	54,327
Energy Transfer LP(a)
(5-year CMT + 4.02%), 8.00%, 05/15/54		152	159,428
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(k) .		29	27,083
Series H, (5-year CMT + 5.69%), 6.50%(k)		144	141,140
EnLink Midstream LLC
5.63%, 01/15/28(b)		75	74,286
5.38%, 06/01/29		18	17,672
6.50%, 09/01/30(b)		47	48,355
EnLink Midstream Partners LP, 5.60%, 04/01/44		74	65,886
EQM Midstream Partners LP
4.13%, 12/01/26		17	16,347
6.38%, 04/01/29(b)		89	89,654
7.50%, 06/01/30(b)		49	52,378
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		35	36,467
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		29	29,149

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (continued)
8.25%, 01/15/29	USD	82	$84,181
8.88%, 04/15/30		28	29,309
Harvest Midstream I LP, 7.50%, 09/01/28(b)		20	20,279
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		3	2,997
5.75%, 02/01/29		72	70,131
6.00%, 04/15/30		5	4,896
8.38%, 11/01/33		159	172,387
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		67	70,699
ITT Holdings LLC, 6.50%, 08/01/29(b)		109	99,473
Kinetik Holdings LP(b)
6.63%, 12/15/28		6	6,107
5.88%, 06/15/30		32	31,300
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		10	9,837
Matador Resources Co.(b)
6.88%, 04/15/28		76	77,754
6.50%, 04/15/32		75	75,091
Nabors Industries Ltd.(b)
7.25%, 01/15/26		31	30,808
7.50%, 01/15/28		63	59,089
Nabors Industries, Inc.(b)
7.38%, 05/15/27		6	5,989
9.13%, 01/31/30		48	49,904
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		89	88,393
8.75%, 03/15/29		202	201,230
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		132	135,192
8.38%, 02/15/32		266	272,678
Noble Finance II LLC, 8.00%, 04/15/30(b)		78	81,249
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		238	241,567
3.63%, 04/15/29(j)		40	48,700
8.75%, 06/15/31(b)		74	78,141
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		46	47,714
Permian Resources Operating LLC(b)
7.75%, 02/15/26		37	37,479
8.00%, 04/15/27		70	72,096
5.88%, 07/01/29		159	156,351
9.88%, 07/15/31		79	88,030
7.00%, 01/15/32		85	88,180
Prairie Acquiror LP, 9.00%, 08/01/29(b)		50	51,472
Precision Drilling Corp., 6.88%, 01/15/29(b)		4	3,993
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		131	122,593
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	13,084
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		100	103,430
SM Energy Co., 6.50%, 07/15/28		16	16,069
Southwestern Energy Co., 4.75%, 02/01/32		2	1,841
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(b)		6	6,130
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		14	13,782
5.50%, 01/15/28		21	20,233

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) (continued)
7.38%, 02/15/29	USD	122	$122,729
6.00%, 12/31/30		2	1,900
6.00%, 09/01/31		41	38,263
Talos Production, Inc.(b)
9.00%, 02/01/29		48	50,974
9.38%, 02/01/31		40	42,642
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		33	33,871
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		32	33,303
Transocean, Inc.(b)
7.50%, 01/15/26		273	271,291
11.50%, 01/30/27		93	96,926
8.00%, 02/01/27		60	59,554
8.75%, 02/15/30		221	229,910
Valaris Ltd., 8.38%, 04/30/30(b)		208	214,559
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		285	256,542
4.13%, 08/15/31		5	4,446
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		202	206,078
9.50%, 02/01/29		540	582,046
8.38%, 06/01/31		358	369,194
9.88%, 02/01/32		328	353,500
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		51	49,796
Vital Energy, Inc.
9.75%, 10/15/30		85	92,952
7.88%, 04/15/32(b)		125	126,983
Western Midstream Operating LP, 5.25%, 02/01/50		19	16,996

			9,893,648
Passenger Airlines(b) — 0.1%
Air Canada, 3.88%, 08/15/26		73	69,673
American Airlines, Inc., 8.50%, 05/15/29		132	139,452
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29		88	86,802
United Airlines, Inc., 4.63%, 04/15/29		175	162,750
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27		33	27,899
6.38%, 02/01/30		52	38,330

			524,906
Personal Care Products(b) — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29		5	4,731
6.63%, 07/15/30		48	48,744

			53,475
Pharmaceuticals — 0.1%
1375209 BC Ltd., 9.00%, 01/30/28(b)		60	58,800
Option Care Health, Inc., 4.38%, 10/31/29(b)		79	72,432
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)		200	186,378

Security		Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	100	$104,303
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	203	189,231

			611,144
Professional Services(b) — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28		243	217,889
Dun & Bradstreet Corp., 5.00%, 12/15/29		153	141,228

			359,117
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp.
7.00%, 04/15/30(b)		45	40,330
Series AI, 7.00%, 04/15/30		80	71,235
Cushman & Wakefield U.S. Borrower LLC(b)
6.75%, 05/15/28		101	99,736
8.88%, 09/01/31		38	40,157
Howard Hughes Corp.(b)
5.38%, 08/01/28		46	44,122
4.38%, 02/01/31		53	46,023
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		42	29,742

			371,345
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		51	46,550

Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(c)	EUR	100	106,698
Entegris, Inc., 4.38%, 04/15/28(b)	USD	74	69,550
NCR Atleos Corp., 9.50%, 04/01/29(b)		63	67,385
Synaptics, Inc., 4.00%, 06/15/29(b)		84	75,600

			319,233
Software(b) — 0.9%
Boxer Parent Co., Inc., 9.13%, 03/01/26		177	176,934
Capstone Borrower, Inc., 8.00%, 06/15/30		78	80,936
Clarivate Science Holdings Corp.
3.88%, 07/01/28		381	352,498
4.88%, 07/01/29		186	172,074
Cloud Software Group, Inc.
6.50%, 03/31/29		1,138	1,079,918
9.00%, 09/30/29		974	934,180
Elastic NV, 4.13%, 07/15/29		120	107,989
McAfee Corp., 7.38%, 02/15/30		173	158,649
MicroStrategy, Inc., 6.13%, 06/15/28		144	138,921
Playtika Holding Corp., 4.25%, 03/15/29		21	18,180
SS&C Technologies, Inc., 5.50%, 09/30/27		266	260,084
UKG, Inc., 6.88%, 02/01/31		749	763,027
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		113	103,606

			4,346,996
Specialized REITs(b) — 0.0%
Iron Mountain, Inc.
7.00%, 02/15/29		163	166,106
5.63%, 07/15/32		44	41,562

			207,668

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail(b) — 0.1%
Arko Corp., 5.13%, 11/15/29	USD	44	$36,418
eG Global Finance PLC, 12.00%, 11/30/28		415	441,119
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		253	246,306

			723,843
Technology Hardware, Storage & Peripherals(b) — 0.1%
Seagate HDD Cayman
8.25%, 12/15/29		110	118,191
8.50%, 07/15/31		120	129,680

			247,871
Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		57	52,111
4.13%, 08/15/31		13	11,263
Hanesbrands, Inc., 4.88%, 05/15/26		42	40,892
Kontoor Brands, Inc., 4.13%, 11/15/29		32	28,722

			132,988
Trading Companies & Distributors(b) — 0.0%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		31	28,117
6.50%, 08/01/30		58	58,855
GYP Holdings III Corp., 4.63%, 05/01/29		74	68,796

			155,768
Transportation Infrastructure — 0.0%
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR	100	101,951

Wireless Telecommunication Services — 0.2%
Altice France SA/France
8.13%, 02/01/27(b)	USD	334	261,074
11.50%, 02/01/27(c)	EUR	100	92,188
5.13%, 07/15/29(b)	USD	200	135,207
Cellnex Finance Co. SA, 2.00%, 02/15/33(c)	EUR	100	93,560
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	200	196,055
T-Mobile U.S., Inc.
3.38%, 04/15/29		67	61,963
3.50%, 04/15/31		26	23,480
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)		200	172,377

			1,035,904

Total Corporate Bonds — 18.4% (Cost: $102,774,829)			93,311,483

Floating Rate Loan Interests(a)

Aerospace & Defense — 4.4%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 10/31/28		982	985,269
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.01%, 08/03/29		321	314,920
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		3,057	2,852,730
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		622	580,245
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		3,752	3,757,332

Security		Par (000)	Value

Aerospace & Defense (continued)
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.93%, 04/09/26	USD	753	$707,256
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(m)		268	268,169
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		1,467	1,469,480
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		4,968	4,958,833
Setanta Aircraft Leasing DAC, Term Loan B, (3- mo. CME Term SOFR + 2.26%), 7.56%, 11/05/28		1,175	1,176,716
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		1,447	1,448,729
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.56%, 02/28/31		679	682,449
2024 Term Loan I, (3-mo. CME Term SOFR + 2.75%), 0.00%, 08/24/28		2,776	2,785,036
2024 Term Loan K, 02/22/30(m)		99	99,146

			22,086,310
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.56%, 03/17/30		220	219,918

Automobile Components — 0.6%
Clarios Global LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/06/30		2,112	2,115,179
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		1,011	949,663

			3,064,842
Automobiles — 0.6%
Dealer Tire Financial LLC, 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 12/14/27(e)		2,627	2,643,023
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/08/28		203	190,103

			2,833,126
Banks — 0.5%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 08/02/28		2,380	2,368,616

Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		1,631	1,313,486
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		3,480	3,248,723
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.81%, 03/31/28		1,162	1,148,350

			5,710,559
Broadline Retail — 1.0%
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 02/28/30		570	569,527

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Broadline Retail (continued)
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30	USD	3,962	$3,960,188
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/21/27		335	264,251

			4,793,966
Building Products — 1.5%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 05/13/29		239	239,561
Beacon Roofing Supply, Inc., 2024 Term Loan B, 05/19/28(m)		1,290	1,290,195
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		1,503	1,508,261
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 12/17/27		431	430,307
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 06/02/28		2,379	2,393,437
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.68%, 06/02/28		853	856,938
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		1,075	1,077,966

			7,796,665
Capital Markets — 2.3%
Aretec Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 08/09/30		515	517,981
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		1,078	1,078,636
Azalea Topco, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 07/24/26		2,281	2,262,485
Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.83%, 07/24/26		834	828,340
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 10/22/27		645	645,108
Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/22/26		1,886	1,886,281
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 06/30/28		1,277	1,270,752
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 06/30/28		910	906,522
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.85%), 10.15%, 04/01/28		587	586,133
Osaic Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 08/17/28		1,250	1,253,904
2024 Term Loan, 08/17/28(m)		345	346,142

			11,582,284

Security		Par (000)		Value

Chemicals — 4.3%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1- mo. CME Term SOFR + 7.10%), 12.43%, 09/30/29(e)	USD	815		$731,463
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.85%), 13.18%, 11/24/28(e)		1,275		1,262,250
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 13.43%, 11/24/27		669		666,876
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		869		852,091
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		1,037		1,031,606
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/29/27		399		335,719
Derby Buyer LLC, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/01/30		1,863		1,872,892
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.71%, 10/04/29		—	(n)	365
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.60%), 7.91%, 06/09/28		1,504		1,500,899
Element Solutions, Inc., 2023 Term Loan B, (1- mo. CME Term SOFR + 2.00%), 7.33%, 12/18/30		1,728		1,728,059
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 02/15/30		263		263,210
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28		932		875,384
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 02/18/30		610		609,515
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.68%, 10/15/28		259		259,172
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 10/15/28		1,352		1,351,230
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		1,917		1,882,326
Nouryon USA LLC, 2023 USD Term Loan B, (3- mo. CME Term SOFR + 4.10%), 9.42%, 04/03/28		823		824,017
Olympus Water US Holding Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 11/09/28		797		798,896
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR + 3.70%), 8.93%, 10/14/24		1,404		1,372,595

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.44%, 03/16/27	USD	917	$917,744
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/02/28		1,415	1,414,683
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 09/22/28		1,253	1,252,478

			21,803,470
Commercial Services & Supplies — 3.9%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/24/30(e)		580	579,977
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 05/12/28		2,275	2,271,207
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 05/12/28		301	301,079
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		677	677,789
Aramark Services, Inc., 2024 Term Loan B8, (3- mo. CME Term SOFR + 2.00%), 7.33%, 06/22/30		592	591,648
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(e)		2,081	2,086,203
Creative Artists Agency LLC, 2024 Term Loan B, 11/27/28(m)		2,460	2,460,204
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 02/01/29		383	383,241
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 05/04/28		2,610	2,612,133
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		679	515,231
Prime Security Services Borrower LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/14/30		647	647,377
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 08/31/28		4,157	4,166,858
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.43%, 11/02/27		1,442	1,401,356
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.58%, 02/22/31(e)		269	268,664
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.11%), 10.44%, 07/30/28		878	878,429

			19,841,396

Communications Equipment — 0.5%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 10/24/30		1,252	1,253,470

Security		Par (000)	Value

Communications Equipment (continued)
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30	USD	504	$487,707
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/02/29		1,028	994,331

			2,735,508
Construction & Engineering — 1.1%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		3,005	3,015,086
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 12/16/27		199	199,416
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/21/28		925	927,376
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.06%, 05/12/28		1,526	1,521,803

			5,663,681
Construction Materials — 3.8%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.81%, 05/17/28		1,408	1,280,398
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		1,045	1,045,099
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		569	569,711
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/03/28		2,123	2,118,629
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 04/12/28		309	306,537
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 11/23/27		1,258	1,241,526
CP Iris Holdco I, Inc.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 10/01/29(e)		919	850,075
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/02/28		211	210,777
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.93%, 04/28/29		696	697,049
Emerald Debt Merger Sub LLC, Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.79%, 05/31/30		1,513	1,511,633
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		537	538,075
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR + 4.18%), 8.08%, 04/12/28	EUR	854	846,645
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.33%, 03/08/29	USD	726	692,219
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.90%, 04/29/29		947	948,365
Quikrete Holdings, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 03/19/29		556	555,747

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 04/02/29(e)	USD	478	$480,036
Standard Industries, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.69%, 09/22/28		1,387	1,386,849
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 01/12/29		655	657,784
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.65%, 12/31/26		2,984	2,986,033
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.44%, 10/04/28		98	98,177

			19,021,364
Consumer Finance — 1.0%
GTCR W Merger Sub LLC, USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.31%, 01/31/31		1,872	1,877,073
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.85%), 7.18%, 11/16/26		1,612	1,610,369
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/01/28		1,609	1,607,454

			5,094,896
Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.44%, 09/13/26		561	561,799
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/22/28		779	781,827

			1,343,626
Containers & Packaging — 1.8%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 12/01/27		3,371	3,375,692
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.43%, 10/29/28		1,387	1,356,654
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		1,135	1,138,576
Pactiv Evergreen Group Holdings Inc, 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.36%), 8.69%, 02/05/26		941	943,063
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 07/31/26		587	587,705
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 9.19%, 07/31/26		609	608,949
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.81%, 09/15/28		1,127	1,126,137

			9,136,776

Security		Par (000)	Value

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.32%, 10/28/27	USD	860	$809,854

Diversified Consumer Services — 1.7%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29		171	167,974
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		544	540,173
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 11/24/28		801	800,300
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.30%, 06/12/30		1,265	1,266,706
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 08/11/28		198	198,047
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.76%), 10.08%, 01/15/27		2,500	2,448,179
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.81%, 10/04/30		1,404	1,409,019
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		1,709	1,712,999

			8,543,397
Diversified Telecommunication Services — 2.0%
Connect Finco SARL
2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.83%, 12/11/26		1,222	1,218,550
2024 Extended Term Loan B, 09/13/29(m)		1,126	1,106,564
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.61%), 8.94%, 10/02/27		392	371,028
Level 3 Financing, Inc.(e)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		871	864,821
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		878	871,166
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/29		675	500,198
2024 Extended Term Loan B2, (3-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/30(e)		690	510,552
2024 Term Loan A, 06/01/28(m)		118	99,456
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.77%, 09/01/28		753	728,517
Zayo Group Holdings, Inc., USD Term Loan, (1- mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		4,386	3,838,323

			10,109,175

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electronic Equipment, Instruments & Components — 0.8%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 07/02/29	USD	1,321	$1,321,326
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.19%, 07/31/28		156	156,281
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		2,460	2,472,720

			3,950,327
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(e)		46	23,011
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 1.11%), 6.44%, 06/30/25		355	137,549

			160,560
Entertainment — 3.0%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/22/26		1,296	1,083,365
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.66%, 05/24/29		87	87,610
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.55%, 03/08/30		807	805,842
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 01/15/30		1,655	1,655,414
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 03/24/25		1,486	1,482,757
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 10/19/26		2,221	2,216,531
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(m)		1,134	1,131,440
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.36%, 1.61% PIK), 10.19%, 08/19/26(h)		1,743	1,654,721
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.07%, 01/23/25		1,677	1,676,552
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.01%), 8.34%, 04/29/26		758	759,061
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 05/18/25		2,506	2,502,034

			15,055,327
Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.19%, 10/08/28		919	919,959
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		75	74,624

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp. (continued)
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28	USD	780	$778,311
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28		43	42,531
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		979	976,296
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		642	644,572

			3,436,293
Financial Services — 3.4%
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.82%, 11/13/25		1,941	1,943,252
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.83%, 10/30/26		1,114	1,113,572
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.66%, 04/18/29		424	423,870
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/13/28		3,113	3,113,369
Cogeco Financing 2 LP, 2023 Term Loan B, (1- mo. CME Term SOFR + 2.61%), 7.94%, 09/29/28		1,366	1,330,047
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		5,564	5,533,529
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		1,594	1,588,022
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.31%, 06/27/29		424	424,416
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.33%, 10/04/30		271	271,610
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/15/31		629	629,057
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		672	668,534

			17,039,278
Food Products — 2.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/01/25		1,259	1,234,516
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.19%, 10/01/25		1,318	1,293,712
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/25/27		2,878	2,882,341
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		735	738,833
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.35%), 7.68%, 01/29/27		3,213	3,213,996

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.29%, 05/23/25	USD	449	$324,718
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.27%, 11/13/29		902	902,799
UTZ Quality Foods LLC, 2021 Term Loan B, (1- mo. CME Term SOFR + 3.11%), 8.44%, 01/20/28		488	488,368

			11,079,283
Ground Transportation — 0.6%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.17%, 04/06/28		503	503,729
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 08/06/27		562	558,466
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.76%), 11.10%, 08/04/25		1,281	899,078
Uber Technologies, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 2.75%), 8.08%, 03/03/30		1,150	1,154,681

			3,115,954
Health Care Equipment & Supplies — 2.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.35%), 7.68%, 11/08/27		953	953,001
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		848	846,155
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		2,025	1,998,760
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/04/28		666	666,715
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 10/19/27		1,277	1,253,524
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 10/23/28		3,375	3,382,215
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 12/11/26		2,247	2,234,821

			11,335,191
Health Care Providers & Services — 4.3%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.44%, 02/22/28		1,828	1,825,771
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		887	887,250
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28		194	193,879
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		1,933	1,934,980
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 11/01/28		1,895	1,897,720

Security		Par (000)	Value

Health Care Providers & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 9.94%, 02/04/27	USD	729	$730,670
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 02/18/27		1,910	1,002,870
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.01%), 12.32%, 11/15/29		508	175,140
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 11/15/28		462	239,595
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 07/01/30		378	379,088
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.30%, 07/03/28		1,570	1,572,568
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 0.00%, 07/03/28		392	392,107
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.19%, 03/06/28		1,380	1,233,044
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.31%, 01/02/31		1,093	1,097,556
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 08/31/26		341	340,464
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 11/01/29		536	428,130
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		2,648	2,653,183
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.40%, 11/18/27		1,077	1,062,938
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/01/28		546	485,606
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		796	790,627
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		1,032	1,036,477
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.68%, 05/16/29		289	289,794
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 01/08/27		930	930,231

			21,579,688
Health Care Technology — 2.4%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		2,710	2,680,643
Cotiviti, Inc.(m)
2024 Fixed Term Loan B, 02/21/31		965	966,206
2024 Term Loan, 02/21/31		1,753	1,748,618

16

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27	USD	2,786	$2,659,057
Verscend Holding Corp., 2021 Term Loan B, (1- mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		3,189	3,189,143
Waystar Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 10/22/29		813	814,186

			12,057,853
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 05/18/30		444	443,569

Hotels, Restaurants & Leisure — 6.6%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 02/02/26		1,632	1,569,694
Alterra Mountain Co.(e)
2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 05/31/30		139	139,471
2024 Add-on Term Loan B, 05/31/30(m)		199	199,746
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28		1,060	994,072
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.58%, 09/20/30		2,074	2,071,869
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.04%, 02/06/31		2,568	2,568,000
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 02/06/30		1,120	1,121,560
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.32%, 08/08/27		1,046	1,046,609
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.43%, 03/17/28		1,299	1,297,886
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.44%, 07/21/28		1,454	1,451,414
ECL Entertainment, LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		715	717,373
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		3,522	3,528,840
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 11/25/30		3,220	3,218,191
Four Seasons Hotels Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.10%), 7.43%, 11/30/29		2,833	2,833,988
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 11/08/30		696	697,030
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.08%, 12/15/27		2,116	2,115,516

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 04/14/29	USD	949	$949,993
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 03/09/28		812	514,342
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.18%, 05/03/29		1,265	1,265,687
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 01/05/29		406	406,792
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/25/28		467	465,953
Station Casinos LLC, 2024 Term Loan B, 03/14/31(m)		1,782	1,778,561
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/03/28		2,485	2,485,399
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/30		171	171,766

			33,609,752
Household Durables — 1.5%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 07/31/28		1,172	1,176,388
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		2,062	2,034,225
Serta Simmons Bedding, LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.92%, 06/29/28		443	395,684
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 7.00%), 12.31%, 07/28/28		946	236,555
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		1,558	1,427,154
Weber-Stephen Products LLC, Term Loan B, (1- mo. CME Term SOFR + 3.36%), 8.69%, 10/30/27		2,764	2,548,283

			7,818,289
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.49%, 12/22/26		351	351,361

Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 07/31/30		1,103	1,101,792
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		526	522,765
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.76%), 8.10%, 12/15/27		1,047	1,046,546
NRG Energy, Inc., 2024 Term Loan, 03/27/31(m)		1,120	1,117,905

			3,789,008

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates — 0.1%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.32%, 10/17/30	USD	529	$528,839

Insurance — 6.2%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		6,082	6,116,030
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 02/19/28		2,309	2,309,185
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 02/19/28		443	443,818
Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.55%, 02/28/28		1,266	1,269,666
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/12/27		1,265	1,265,471
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 02/12/27		754	754,654
2023 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 02/12/27		400	400,001
2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/14/31		424	424,399
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/14/27		392	391,162
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		4,664	4,665,098
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.80%, 03/15/30		1,025	1,024,037
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.08%, 09/01/27		1,156	1,156,563
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 02/24/28		3,301	3,306,371
Truist Insurance Holdings LLC(m)
1st Lien Term Loan, 03/24/31		2,307	2,303,147
2nd Lien Term Loan, 03/08/32		904	908,520
USI, Inc./New York
2023 Acquisition Term Loan, (3-mo. CME Term SOFR + 3.25%), 8.55%, 09/27/30		1,002	1,002,276
2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.30%, 11/22/29		3,658	3,657,274

			31,397,672
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.45%, 02/16/28		380	379,332

Internet Software & Services — 0.2%
Gen Digital, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.10%), 7.43%, 09/12/29		1,166	1,164,717

Security		Par (000)	Value

IT Services — 2.6%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.69%, 12/23/26	USD	384	$375,663
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/31/28		985	884,382
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/20/29		953	848,913
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.68%, 08/19/28		1,369	1,318,631
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/31/31		2,914	2,911,890
Central Parent, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 07/06/29		2,425	2,431,003
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/10/27		1,665	1,665,275
2024 Term Loan B6, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/09/29		1,259	1,257,716
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.57%, 07/27/28		1,153	677,948
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.82%, 07/27/29		1,497	434,102
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.35%, 06/28/29		561	559,796

			13,365,319
Leisure Products — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.43%, 12/01/28		420	411,815
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		294	294,687

			706,502
Machinery — 5.7%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.83%, 08/17/26 .		1,711	1,714,978
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.32%, 06/23/28		1,992	1,992,324
Barnes Group Inc, 2024 Term Loan, (1-mo. CME Term SOFR + 2.50%), 7.83%, 09/03/30		942	942,591
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 05/14/28(e)		299	298,786
Doosan Bobcat North America, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.90%, 04/20/29		229	228,638
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/21/28		1,013	1,014,544
2023 USD Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 10/21/28		2,073	2,077,805
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		267	267,482

18

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.93%, 03/31/27	USD	1,950		$1,951,876
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		290		289,275
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 06/21/28		3,220		3,213,501
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		1,728		1,734,233
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		4,150		4,145,178
2024 Term Loan B, 02/01/29(m)		2,658		2,663,517
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(m)		3,232		3,241,283
Vertiv Group Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 03/02/27		2,110		2,113,230
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		1,022		1,020,518

				28,909,759
Media — 4.2%
A L Parent LLC, 2023 Take Back Term Loan, (1- mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		412		409,506
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		1,135		1,138,145
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.33%, 01/31/26(e)		1,700		1,640,517
AVSC Holding Corp.(h)
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.60% PIK), 8.93%, 03/03/25		860		861,014
2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26		897		935,113
Charter Communications Operating, LLC,
2023 Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.33%, 12/07/30		1,250		1,236,856
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		643		642,509
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.91%, 12/17/26		—	(n)	177
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.94%, 04/15/27		1,362		1,223,820
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/27		871		871,603
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(e)(k)(m)		665		661,675
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		2,370		1,976,980
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.18%, 04/21/29		503		399,181
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.69%, 01/31/29		1,212		1,198,801

Security		Par (000)	Value

Media (continued)
Virgin Media Bristol LLC (continued)
USD Term Loan N, (1-mo. CME Term SOFR + 2.61%), 7.94%, 01/31/28	USD	2,578	$2,537,318
Voyage Digital NZ, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.99%), 9.32%, 05/11/29(e)		828	829,293
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/24/31		2,657	2,650,401
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		1,876	1,847,522

			21,060,431
Oil, Gas & Consumable Fuels — 2.0%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		3,227	3,200,321
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		227	227,286
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.83%, 10/18/28		1,869	1,870,530
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 7.19%, 01/31/28		558	559,265
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		1,593	1,596,990
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		2,653	2,661,234

			10,115,626
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 09/07/27		1,713	1,712,995

Passenger Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		1,219	1,264,211
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 03/14/31		746	746,470
American Airlines, Inc.
2023 1st Lien Term Loan, (6-mo. CME Term SOFR + 3.50%), 8.77%, 06/04/29		1,563	1,566,907
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		144	143,977
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 3.18%), 8.60%, 02/15/28		1,143	1,142,186
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.40%), 10.73%, 06/21/27		1,897	1,951,498
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 02/15/31		1,269	1,268,797
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.10%), 8.43%, 12/11/26		69	68,765

			8,152,811

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 1.5%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28	USD	1,050	$1,046,803
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 02/01/27		916	713,602
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 08/01/27		1,262	1,256,903
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 05/05/28		1,888	1,897,327
Option Care Health, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		600	601,513
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 06/02/28		1,238	1,241,813
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		831	825,939
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 7.44%, 07/03/28		55	54,681

			7,638,581
Professional Services — 3.6%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 02/04/28		1,756	1,756,915
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 11.94%, 06/04/29		978	917,853
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		3,037	2,962,690
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.83%, 02/26/31		1,339	1,336,496
Dun & Bradstreet Corp., 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 8.08%, 01/18/29		5,551	5,548,087
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		522	522,043
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		1,132	1,131,092
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 04/28/28		1,916	1,913,989
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(e)		828	747,387
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.58%, 02/28/27		1,440	1,438,854

			18,275,406
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 08/21/25		59	58,454

Security		Par (000)	Value

Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/31/30	USD	1,063	$1,058,758
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(e)		579	580,272

			1,697,484
Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29		1,504	1,503,015
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.84%, 12/02/28		541	539,772

			2,042,787
Software — 10.9%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/24/31		2,916	2,931,803
Barracuda Networks, Inc., 2022 Term Loan, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		552	548,212
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.69%, 09/21/28		1,708	1,704,940
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		4,599	4,574,946
2024 Term Loan, 03/21/31(m)		1,051	1,043,780
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		676	669,240
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/08/28		733	729,635
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.62%, 12/01/28		330	330,413
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/04/28		247	246,614
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.43%, 10/09/28		1,565	1,565,034
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		2,507	2,515,961
Genesys Cloud Services Holdings II LLC
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		1,131	1,134,540
2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		2,755	2,761,714
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.07%, 07/18/30		1,169	1,156,716
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		2,640	2,638,246
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		2,712	2,703,696

20

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29	USD	1,724	$1,654,680
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		2,429	2,411,521
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/13/28		1,490	1,489,964
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 06/02/28		4,145	4,103,319
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/31/28		2,887	2,886,628
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/24/28		5,360	5,211,153
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.94%, 04/23/29		2,459	2,432,453
Severin Acquisition LLC, 2018 Term Loan B, (3- mo. CME Term SOFR + 3.25%), 8.31%, 08/01/27		1,158	1,159,628
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR + 1.86%), 7.19%, 04/16/25		322	321,979
2018 Term Loan B4, (1-mo. CME Term SOFR + 1.86%), 7.19%, 04/16/25		304	303,798
2018 Term Loan B5, (1-mo. CME Term SOFR + 1.86%), 7.19%, 04/16/25		1,572	1,571,624
UKG, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		797	802,473
2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/10/31		2,612	2,624,788
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.44%, 09/01/25 ..		722	666,209
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.08%, 07/20/28		210	210,220

			55,105,927
Specialty Retail — 0.8%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.68%), 9.99%, 03/31/26		248	247,697
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 02/11/28		3,214	3,202,330
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 10/20/28		742	726,715

			4,176,742
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 02/20/29		570	571,252
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 11/24/28		590	587,323
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 03/08/30		466	465,707

			1,624,282

Security		Par (000)	Value

Trading Companies & Distributors — 1.1%
Core & Main LP
2021 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.97%, 07/27/28	USD	3,514	$3,506,997
2024 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 02/09/31		706	703,352
TMK Hawk Parent Corp.(e)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		55	45,704
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.58%, 06/30/29		1,737	1,484,773

			5,740,826
Transportation Infrastructure — 0.5%
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.19%, 09/22/28		1,151	1,149,167
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		666	667,664
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.68%, 12/15/26		731	726,591

			2,543,422
Wireless Telecommunication Services — 1.0%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		2,068	1,635,119
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 04/30/28		816	814,577
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.83%, 09/20/30		1,447	1,445,010
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.01%), 7.34%, 01/25/31		1,369	1,371,619

			5,266,325

Total Floating Rate Loan Interests — 104.8% (Cost: $537,373,581)			530,986,947

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		10,000	507,400

Fixed Income Funds — 1.1%
Invesco Senior Loan ETF		216,200	4,572,630
iShares iBoxx $ High Yield Corporate Bond ETF(o)		10,000	777,300

			5,349,930

Total Investment Companies — 1.2% (Cost: $5,797,289)			5,857,330

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Benefical Interest (000)	Value

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(p)	USD	1,156	$—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(e)(p)		1,084	—

Total Other Interests — 0.0% (Cost: $—)			—

		Par (000)

Preferred Securities

Capital Trusts — 0.5%(a)

Automobiles(k) — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%	USD	50	47,943
Volkswagen International Finance NV, 3.88%(c)	EUR	100	99,809

			147,752
Banks(k) — 0.3%
AIB Group PLC, 5.25%(c)		200	214,147
Barclays PLC
4.38%	USD	200	163,958
9.63%		200	212,080
Citigroup, Inc.
Series AA, 7.63%		81	85,039
Series Y, 4.15%		10	9,211
JPMorgan Chase & Co., Series NN, 6.88%		61	63,121
PNC Financial Services Group, Inc.
Series V, 6.20%		67	66,826
Series W, 6.25%		72	69,780
UBS Group AG(b)
7.75%		200	205,694
Series NC10, 9.25%		200	225,707
Wells Fargo & Co., 7.63%		111	118,627

			1,434,190

Diversified Telecommunication Services(c) — 0.0%
British Telecommunications PLC, 5.13%, 10/03/54(g)	EUR	100	107,707
Telefonica Europe BV, 6.14%(k)		100	111,806

			219,513
Electric Utilities(k) — 0.1%
Edison International, Series B, 5.00%	USD	75	71,055
Electricite de France SA, 3.38%(c)	EUR	200	188,238

			259,293
Independent Power and Renewable Electricity Producers(b)(k) —0.1%
NRG Energy, Inc., 10.25%	USD	118	126,580
Vistra Corp., 7.00%		147	145,551

			272,131
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.50%, 08/30/84(c)	EUR	100	116,020

			2,448,899

Total Preferred Securities — 0.5% (Cost: $2,453,543)			2,448,899

Security	Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	2,435	$—

Energy Equipment & Services — 0.0%
Turbo Cayman Ltd.(d)(e)	1	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)	1,152	22,533

Total Warrants — 0.0% (Cost: $ — )		22,533

Total Long-Term Investments — 126.4% (Cost: $670,334,934)		640,520,416

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(o)(q)	664,650	664,650

Total Short-Term Securities — 0.2% (Cost: $664,650)		664,650

Options Purchased — 0.0% (Cost: $533)		141

Total Investments Before Options Written — 126.6% (Cost: $671,000,117)		641,185,207

Options Written — (0.0)%
(Premiums Received: $(108))		(16)

Total Investments, Net of Options Written — 126.6% (Cost: $671,000,009)		641,185,191

Liabilities in Excess of Other Assets — (26.6)%		(134,549,920)

Net Assets — 100.0%		$506,635,271

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $514,445, representing 0.1% of its net assets as of period end, and an original cost of $949,262.

(g)	When-issued security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Affiliate of the Fund.

22

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU)

(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,315,320	$—	$(650,670	)(a)	$—	$—	$664,650	664,650	$15,044	$—
iShares iBoxx $High Yield Corporate Bond ETF	1,160,850	—	(385,757)		6,157	(3,950)	777,300	10,000	10,140	—

					$6,157	$(3,950)	$1,441,950		$25,184	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	106,462	EUR	98,000	Barclays Bank PLC	06/20/24	$400
USD	108,232	EUR	100,000	Barclays Bank PLC	06/20/24	6
USD	3,359,742	EUR	3,072,000	BNP Paribas SA	06/20/24	35,052
USD	170,554	EUR	156,098	Toronto-Dominion Bank	06/20/24	1,616
USD	255,833	EUR	234,148	Toronto-Dominion Bank	06/20/24	2,425
USD	417,467	EUR	381,754	UBS AG	06/20/24	4,312
USD	122,590	GBP	97,000	BNP Paribas SA	06/20/24	111
USD	127,253	GBP	100,000	BNP Paribas SA	06/20/24	986
USD	165,604	GBP	130,000	HSBC Bank PLC	06/20/24	1,457
USD	453,449	GBP	356,000	Morgan Stanley & Co. International PLC	06/20/24	3,938

						50,303

EUR	100,000	USD	107,890	Barclays Bank PLC	04/03/24	(5)

						$50,298

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put 10-Year U.S. Treasury Note Future	1	04/26/24	USD109.00	USD 111	$141

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put 10-Year U.S. Treasury Note Future	1	04/26/24	USD 106.50	USD 111	$(16)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	B-		USD 4,008		$302,600	$(47,708)	$350,308

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R		EUR 8		$942	$1,324	$(382)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R		EUR 15		(772)	(2,608)	1,836
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB		EUR 5		700	689	11
Ziggo Bond Co. BV	5.00	Quarterly	Bank of America N.A.	06/20/29	B-		EUR 3		192	245	(53)

									$1,062	$(350)	$1,412

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	BNP Paribas SA	N/A	09/20/24	USD 10,000	$(25,141)	$(1,475)	$(23,666)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

24

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$6,262,592	$—	$6,262,592
Common Stocks
Construction & Engineering	—	28,297	—	28,297
Electrical Equipment	5,121	—	—	5,121
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	274,762	274,762
Financial Services	—	136,622	730,086	866,708
Health Care Providers & Services	—	239,683	—	239,683
Industrial Conglomerates	—	17	—	17
Oil, Gas & Consumable Fuels	—	—	10,753	10,753
Semiconductors & Semiconductor Equipment	709	—	—	709
Trading Companies & Distributors	—	—	204,582	204,582
Corporate Bonds
Aerospace & Defense	—	3,331,906	—	3,331,906
Air Freight & Logistics	—	6,932	—	6,932
Automobile Components	—	1,701,965	2	1,701,967
Automobiles	—	871,328	—	871,328
Banks	—	734,352	—	734,352
Broadline Retail	—	37,212	—	37,212
Building Products	—	1,641,640	—	1,641,640
Capital Markets	—	1,009,507	—	1,009,507
Chemicals	—	2,904,748	—	2,904,748
Commercial Services & Supplies	—	3,870,570	—	3,870,570
Communications Equipment	—	376,225	—	376,225
Construction & Engineering	—	842,429	—	842,429
Construction Materials	—	1,902,624	—	1,902,624
Consumer Finance	10,928	2,590,963	—	2,601,891
Consumer Staples Distribution & Retail	—	696,067	—	696,067
Containers & Packaging	—	1,989,360	—	1,989,360
Diversified Consumer Services	—	388,458	—	388,458
Diversified REITs	—	1,163,767	—	1,163,767
Diversified Telecommunication Services	—	4,252,868	—	4,252,868
Electric Utilities	—	780,276	—	780,276
Electrical Equipment	—	117,535	—	117,535
Electronic Equipment, Instruments & Components	—	324,639	—	324,639
Energy Equipment & Services	—	1,278,284	—	1,278,284
Entertainment	—	676,620	—	676,620
Environmental, Maintenance & Security Service	—	748,125	—	748,125
Financial Services	—	1,714,661	—	1,714,661
Food Products	—	822,390	—	822,390
Gas Utilities	—	105,138	—	105,138
Ground Transportation	—	859,671	—	859,671
Health Care Equipment & Supplies	—	1,437,745	—	1,437,745
Health Care Providers & Services	—	2,725,751	—	2,725,751
Health Care Technology	—	629,258	—	629,258
Hotel & Resort REITs	—	806,422	—	806,422
Hotels, Restaurants & Leisure	—	6,175,252	—	6,175,252
Household Durables	—	1,083,603	—	1,083,603
Household Products	—	129,437	—	129,437
Independent Power and Renewable Electricity Producers	—	463,458	—	463,458
Insurance	—	6,582,041	—	6,582,041
Interactive Media & Services	—	402,363	—	402,363
Internet Software & Services	—	162,371	—	162,371
IT Services	—	2,552,553	—	2,552,553
Leisure Products	—	114,510	—	114,510
Machinery	—	4,223,547	—	4,223,547
Media	—	6,247,428	—	6,247,428
Metals & Mining	—	2,600,219	—	2,600,219

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Mortgage Real Estate Investment Trusts (REITs)	$—	$75,569	$—	$75,569
Office REITs	—	16,359	—	16,359
Oil, Gas & Consumable Fuels	—	9,893,648	—	9,893,648
Passenger Airlines	—	524,906	—	524,906
Personal Care Products	—	53,475	—	53,475
Pharmaceuticals	—	611,144	—	611,144
Professional Services	—	359,117	—	359,117
Real Estate Management & Development	—	371,345	—	371,345
Retail REITs	—	46,550	—	46,550
Semiconductors & Semiconductor Equipment	—	319,233	—	319,233
Software	—	4,346,996	—	4,346,996
Specialized REITs	—	207,668	—	207,668
Specialty Retail	—	723,843	—	723,843
Technology Hardware, Storage & Peripherals	—	247,871	—	247,871
Textiles, Apparel & Luxury Goods	—	132,988	—	132,988
Trading Companies & Distributors	—	155,768	—	155,768
Transportation Infrastructure	—	101,951	—	101,951
Wireless Telecommunication Services	—	1,035,904	—	1,035,904
Floating Rate Loan Interests	—	513,188,082	17,798,865	530,986,947
Investment Companies	5,857,330	—	—	5,857,330
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	2,448,899	—	2,448,899
Warrants	22,533	—	—	22,533
Short-Term Securities
Money Market Funds	664,650	—	—	664,650
Options Purchased
Interest Rate Contracts	141	—	—	141
Unfunded Floating Rate Loan Interests(a)	—	503	652	1,155

	$6,561,412	$615,605,248	$19,019,702	$641,186,362

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$352,155	$—	$352,155
Foreign Currency Exchange Contracts	—	50,303	—	50,303
Liabilities
Credit Contracts	—	(435)	—	(435)
Foreign Currency Exchange Contracts	—	(5)	—	(5)
Interest Rate Contracts	(16)	(23,666)	—	(23,682)

	$(16)	$378,352	$—	$378,336

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, forward foreign currency exchange contracts and options written. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $131,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants		Total
Assets
Opening balance, as of December 31, 2023	$470,693	—	(a)	$17,370,922	$—	(a)	$82,144	$870	$—	(a)	$17,924,629
Transfers into Level 3(b)	—	—		4,741,816	—		—	—	—		4,741,816
Transfers out of Level 3(c)	(211,485)	—		(6,468,539)	—		—	—	—		(6,680,024)
Accrued discounts/premiums	—	—		41,914	—		—	—	—		41,914
Net realized gain (loss)	—	—		(1,057,539)	—		1,245	—	—		(1,056,294)

26

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Debt Strategies Fund, Inc. (DSU)

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants		Total
Net change in unrealized appreciation (depreciation)(d)	$(231,526)	—	$1,196,325	$—		$(389)	$(218)	$—		$964,192
Purchases	1,192,501	2	10,279,145	—		—	—	—		11,471,648
Sales	—	—	(8,305,179)	—		(83,000)	—	—		(8,388,179)

Closing balance, as of March 31, 2024	$1,220,183	2	$17,798,865	$—	(a)	$—	$652	$—	(a)	$19,019,702

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(d)	$(231,526)	—	$177,640	$—		$—	$(218)	$—		$(54,104)

(a)	Rounds to less than $1.
(b)

As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	27